SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) (Prospectus Summary) | SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
INVESTMENT OBJECTIVE
Series Y seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A
Management fees	0.75%
Other expenses	0.23%
Total annual fund operating expenses	0.98%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A	100	312	542	1,201

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 153%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Y pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Series focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell 1000 Growth Index consisted of securities of companies with capitalizations that ranged from $833.2 million to $560.6 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series'
portfolio, to maintain exposure to the equity markets or to increase returns
(i.e., speculative purposes). The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk- Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk - The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 4Q 2009 16.26% 4Q 2008 -20.10%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series Y	(4.32%)	(2.56%)	0.18%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	2.64%	2.50%	2.60%